PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2021 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.1%)
C.H. Robinson Worldwide Inc. [l]	1,920,927	167,120,649

Apparel & Luxury Goods (3.4%)
Levi & Strauss & Co., Class A	5,440,306	133,341,900
VF Corp.	2,028,274	135,874,075

		269,215,975
Banks (5.6%)
First Horizon Corp.	5,724,268	93,248,326
First Republic Bank, Class A	707,074	136,380,433
Signature Bank	782,420	213,037,318

		442,666,077
Biotechnology (1.4%)
BioMarin Pharmaceutical Inc.[q]	1,482,749	114,601,670

Capital Markets (2.6%)
Cboe Global Markets Inc.	1,647,669	204,080,282

Chemicals (2.3%)
PPG Industries Inc.	1,293,891	185,039,352

Commercial Services & Supplies (4.6%)
Republic Services Inc.	3,046,446	365,756,310

Containers & Packaging (1.5%)
Ball Corp.	1,298,187	116,797,884

Electric Utilities (1.7%)
IDACORP Inc.	1,292,972	133,667,445

Electronic Equipment Instruments (2.9%)
Trimble Inc. [q]	2,777,255	228,429,224

Equity Real Estate Investment Trusts (7.8%)
Americold Realty Trust [l]	4,906,386	142,530,513
Digital Realty Trust Inc.	970,451	140,181,647
Public Storage	391,281	116,249,585
SBA Communications Corp., Class A	670,657	221,699,084

		620,660,829
Food & Staples Retailing (2.8%)
Grocery Outlet Holding Corp. [l] q Ω	4,283,840	92,402,429
Sysco Corp.	1,617,299	126,957,971

		219,360,400
Food Products (1.5%)
McCormick & Co.	1,467,677	118,925,867

Health Care Equipment (6.5%)
Hologic Inc. [q]	4,142,799	305,779,994
Teleflex Inc.	551,210	207,558,126

		513,338,120

Health Care Technology (2.6%)
Cerner Corp.	2,976,111	209,875,348

Independent Power & Renewable Electric (1.1%)
The AES Corp.	3,698,870	84,445,202

Industrial Conglomerates (2.6%)
Roper Technologies Inc.	455,187	203,072,576

Insurance (1.2%)
SelectQuote Inc. [q]	7,019,083	90,756,743

IT Services (4.6%)
Broadridge Financial Solutions Inc.	737,057	122,823,178
Jack Henry & Associates Inc.	1,449,274	237,767,892

		360,591,070
Life Sciences Tools & Services (2.7%)
Agilent Technologies Inc.	1,364,649	214,973,157

Machinery (5.6%)
Pentair plc	3,118,238	226,477,626
Xylem Inc.	1,714,123	212,002,733

		438,480,359
Media (1.7%)
Cable One Inc.	76,364	138,457,859

Media & Entertainment (1.6%)
ANGI Inc., Class A l q	10,240,202	126,364,093

Professional Services (2.8%)
Verisk Analytics Inc.	1,112,708	222,842,031

Retail (2.4%)
Burlington Stores Inc. [q]	671,756	190,489,849

Semiconductor Equipment (2.5%)
KLA Corp.	604,286	202,139,710

Services (1.6%)
Hilton Worldwide Holdings Inc. [q]	949,361	125,420,082

Software (9.7%)
Ansys Inc. [q]	335,725	114,297,576
Cadence Design Systems Inc. [q]	859,633	130,182,821
Guidewire Software Inc. [q]	1,652,095	196,384,533
Nuance Communications Inc l q	3,442,301	189,464,247
Synopsys Inc. [q]	468,334	140,223,883

		770,553,060
Specialty Retail (2.9%)
O’Reilly Automotive Inc. [q]	375,741	229,600,295

Technology Hardware (2.1%)
Western Digital Corp. [q]	3,009,946	169,881,352

Transportation & Infrastructure (3.0%)
Avantor Inc. [q]	5,878,335	240,423,902

Total investment in equities (97.4%) (cost $5,960,913,777)		7,718,026,772

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	03/27/2022	250,000	245,151
Beneficial State Bank	0.30%	04/25/2022	250,000	240,336
Citizens Bank Trust	0.05%	01/14/2022	250,000	247,123
Self-Help Federal Credit Union	0.40%	02/17/2022	250,000	242,466

				975,076
Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2022	300,000	290,334
Enterprise Community Loan Fund	0.50%	02/28/2022	400,000	390,137

				680,471
Time Deposits (2.5%)
Sumitomo, Tokyo	0.01%	10/01/2021	196,839,160	196,839,160

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.2%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.03%			18,210,670

Total short-term securities (2.7%) (cost $216,705,377)				216,705,377

Total securities (100.1%) (cost $6,177,619,154)				7,934,732,149

Payable upon return of securities loaned (-0.2%)				(18,210,670)

Other assets and liabilities (0.1%)				7,376,729

Total net assets (100.0%)				7,923,898,208

l	This security, or partial position of this security, was on loan at September 30, 2021. The total value of the securities on loan at September 30, 2021 was $17,842,784.
q	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company